Offerings	Sep. 15, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	6.150% Senior Notes due 2036
Amount Registered | shares	800,000,000
Proposed Maximum Offering Price per Unit	0.99915
Maximum Aggregate Offering Price	$ 799,320,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 110,386.09
Offering Note	Payment of the registration fee at the time of filing of the registrants' registration statement on Form S-3ASR (Registration No. 333-293530), filed with the Securities and Exchange Commission on February 17, 2026, was deferred pursuant to Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act") and is paid herewith.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantee of 6.150% Senior Notes due 2036
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	nVent Electric plc and nVent Finance S.a r.l. will fully and unconditionally and jointly and severally guarantee the 6.150% Senior Notes due 2036 issued by Hoffman Schroff Holdings, Inc. Pursuant to Rule 457(n) under the Securities Act, no separate fee is payable with respect to such guarantee.